Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net

11. Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31
	2022	2023
	RMB	RMB

Bikes and e-bikes	9,966,031	8,255,615
Vehicles	3,022,763	1,923,551
Computers and equipment	4,145,016	4,302,574
Leasehold improvement	707,947	636,728
Construction in progress	170,785	286,326
Others	35,173	32,591
Total	18,047,715	15,437,385
Less: Accumulated depreciation	(10,305,649)	(9,850,875)
Less: Accumulated impairment loss	(2,023,742)	(1,256,338)
Property and equipment, net	5,718,324	4,330,172

Depreciation expenses recognized for the years ended December 31, 2021, 2022 and 2023 were RMB4,220,521, RMB3,511,825 and RMB3,245,369, respectively.

For the years ended December 31, 2021, 2022 and 2023, the impairment losses for property and equipment were RMB2,247,738, nil and RMB69,997, respectively. For the year ended December 31, 2021, the impairment charge of RMB2,164,409 on bikes and e-bikes was mainly caused by the adverse change in the operating and financial performance of the Group’s bike and e-bike sharing business during the third quarter of 2021.